SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS AND RESERVES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Allowance for Credit Losses - Current
Movement in Valuation and Qualifying Accounts and Reserves
Balance at the Beginning of the Period	$ 675	$ 909	$ 829
Additions (Deductions), charged to expense and cost accounts	65	87	226
Writeoffs	(157)	(307)	(92)
Other	11	(13)	(55)
Balance at the End of the Period	594	675	909
Allowance for Credit Losses - Noncurrent
Movement in Valuation and Qualifying Accounts and Reserves
Balance at the Beginning of the Period	101	118	126
Additions (Deductions), charged to expense and cost accounts	(10)	(2)	8
Writeoffs	(42)	(7)	(1)
Other	26	(8)	(14)
Balance at the End of the Period	74	101	118
Allowance for Inventory Losses
Movement in Valuation and Qualifying Accounts and Reserves
Balance at the Beginning of the Period	525	483	564
Additions (Deductions), charged to expense and cost accounts	164	178	165
Writeoffs	(139)	(150)	(230)
Other	23	14	(15)
Balance at the End of the Period	574	525	483
Revenue Based Provisions
Movement in Valuation and Qualifying Accounts and Reserves
Balance at the Beginning of the Period	481	505	616
Additions (Deductions), charged to revenue accounts	1,292	1,377	1,658
Writeoffs	(1,342)	(1,392)	(1,741)
Other	20	(9)	(28)
Balance at the End of the Period	$ 451	$ 481	$ 505